Expense Example	Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Government Securities Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Government Securities Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Government Securities Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Government Securities Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy High Yield Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy High Yield Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy High Yield Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Sustainable Equity Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Sustainable Equity Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Sustainable Equity Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Sustainable Equity Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Sustainable Equity Income Fund Class I Expense Example, with Redemption, 1 Year	Delaware Sustainable Equity Income Fund Class I Expense Example, with Redemption, 3 Years	Delaware Sustainable Equity Income Fund Class I Expense Example, with Redemption, 5 Years	Delaware Sustainable Equity Income Fund Class I Expense Example, with Redemption, 10 Years	Delaware Sustainable Equity Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Sustainable Equity Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Sustainable Equity Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Sustainable Equity Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Sustainable Equity Income Fund Class R Expense Example, with Redemption, 1 Year	Delaware Sustainable Equity Income Fund Class R Expense Example, with Redemption, 3 Years	Delaware Sustainable Equity Income Fund Class R Expense Example, with Redemption, 5 Years	Delaware Sustainable Equity Income Fund Class R Expense Example, with Redemption, 10 Years
USD ($)	536	745	971	1,619	266	562	984	2,161	64	213	374	842	52	196	353	808	545	835	1,146	2,028	74	318	583	1,338	63	306	569	1,318	671	938	1,224	2,038	278	626	1,101	2,413	77	289	519	1,180	64	273	499	1,148	102	376	671	1,510	567	1,037	1,533	2,895	298	859	1,545	3,374	97	507	942	2,155	74	457	865	2,007	646	845	1,059	1,677	50	203	369	851	39	192	358	840	101	375	670	1,509